Inventories - Schedule of Inventory, Current (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Bunkers	$ 1,082,384	$ 1,312,116
Lubricants	1,264,339	1,450,183
Total	$ 2,346,723	$ 2,762,299